NOTE 6 - DEBT DISCOUNT	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
NOTE 6 - DEBT DISCOUNT

NOTE 6 - DEBT DISCOUNT

The debt discount was recorded in 2015 and pertains to convertible debt issued that contains ratchet features that are required to be reported at fair value.

Debt discount is summarized as follows:

September 30, 2015
Debt discount as of December 31, 2014	$13,822
Debt issuance cost during 2015	(151,500)
Amortization due to settlement	(13,822)
Amortization of debt issuance cost during 2015	(130,500)
Debt discount as of December 31, 2015	$21,000

Amortization of debt discount on notes payable for the year ended December 31, 2015 and December 31, 2014 was $144,322 and $318,642, respectively.